Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Prepayments		$ 402	$ 1,727	$ 506
Deposits		980	195	353
Deposits paid for acquisition	[1]	77,225
Other receivables		1,328	1,621	2,287
Less: impairment losses provided under ECL model		(501)	(501)	(501)
Total		79,434	3,042	2,645
Shown as:
- current		2,209	3,042	2,645
- non-current		77,225
Total		$ 79,434	$ 3,042	$ 2,645

[1]	As of December 31, 2025, the Group paid US$77,225,000 as deposits for the acquisitions of hotels in New York in the United States, Perth in Australia and Kuala Lumpur in Malaysia.